Consolidated Statements of Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 249,923	$ 222,662	$ 205,621
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	2,183	1,674	(6,796)
Postretirement healthcare plan adjustments	(1,666)	1,056	(729)
Other comprehensive income (loss)	517	2,730	(7,525)
Comprehensive income	250,440	225,392	198,096
Comprehensive income attributable to noncontrolling interests	4,307	2,721	12,406
Comprehensive income attributable to TSYS common shareholders	$ 246,133	$ 222,671	$ 185,688